Loss Per Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Earnings per share [line items]
Loss used in the computation of basic and diluted loss per ordinary share	$ (12,149,543)	$ (7,005,889)
Weighted-average number of ADSs in the computation of basic loss per ADS	302,985,377	189,954,970
American Depositary Share [Member]
Earnings per share [line items]
Weighted-average number of ADSs in the computation of basic loss per ADS	60,597,075	37,990,994